Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
($000s)	December 31, 2018	December 31, 2017
Trade payables	2,360	1,773
Trade and other payables due to related parties	112	74
Non-trade payables and accrued expenses	2,277	2,114
	4,749	3,961